Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxes	Income TaxesWe intend to elect to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, or the IRC, effective for our 2020 taxable year. Accordingly, we generally are not, and will not be, subject to U.S. federal income tax, provided that we meet certain distribution and other requirements. We are subject to certain state and local taxes, certain of which amounts are or will be reported as income taxes in our condensed consolidated statements of operations.

6.    Taxes

We have adopted the provisions of the Topic of the FASB Accounting Standard Codification, or ASC 740. ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. We recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of Operations. At December 31, 2020, we did not have any unrecognized tax positions. Each of the tax years in the four year period ended December 31, 2020 remains subject to examination by the Internal Revenue Service.

We have elected to retain realized capital gains and designate such gains as a distribution to shareholders in accordance with  section 852(b)(3)(D) of the Internal Revenue Code, or IRC, and we have recorded a $2,386,000 provision for income taxes for the year ended December 31, 2020. The amount of undistributed capital gains was $7,997,377 for the year ended December 31, 2020. The aggregate cost of investments that generated these undistributed gains for U.S. federal income tax purposes was $334,389,280.  Current income tax expense as shown on our consolidated statement of operations is comprised of as described in the table below:

Year ended
December 31,
2020
Income tax expense
Federal	$1,746,210
State	639,790
Total	$2,386,000

On January 5, 2021, the SEC issued an order deregistering us as an investment company. We elected to be taxed as a REIT beginning with the 2020 tax year. Our REIT election, assuming continuing compliance with the then applicable qualification tests, will continue in effect for subsequent taxable years. Although we cannot be sure, beginning with our taxable year for which we make our election to be taxed as a REIT, we expect that we will be organized and will operate in a manner that will allow us to so qualify, and we expect that we will continue to be so organized and to so operate in subsequent taxable years. Accordingly, we generally will not be subject to U.S. federal income tax provided that we meet certain distribution and other requirements. We are subject to certain state and local taxes, certain of which amounts are or will be reported as income taxes in our consolidated statements of operations.